UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

1636 Market Street, Denver, Colorado, 80203
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2013

Date of reporting period: 07/01/2012 - 06/30/2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant´s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

.
Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote (Yes or No)	How Cast its Vote (Yes, No or Abstain)	Cast its Vote For or Against Management
Cisco Systems, Inc.	CSCO 17275R102	11/15/2012	1. Directors Recommend
2. Approval of amendment and restatement of the executive incentive plan.
3. Approval, on an advisory basis, of executive compensation
4. Ratification of Pricewaterhousecoopers LLP as CISCO´s independent registered public accounting firm for fiscal 2013
5. Approval to have CISCO´S board adopt a policy to have an independent board chairman whenever possible.
			6. Approval to request CISCO management to prepare a report on "conflict minerals" in CISCO´S supply chain.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For Against Against	For For For For For For
Walgreen Co.	WAG 931422109	11/12/2012	1. Directors Recommend
2. Advisory vote to approve named executive officer compensation.
3. Approval of the Walgreen Co. 2013 omnibus incentive plan.
4. Ratify the appointment of Deloitte % Touche LLP as Walgreen Co´s independent registered public accounting firm.
			5. Shareholder proposal on a policy regarding accelerated vesting of equity awards of senior executives upon a change in control.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For For
Fair Isaac Corporation	FICO 303250104	2/12/2013	1. Directors Recommend
2. To approve the advisory (non-binding) resolution relating to the Company´s executive officer compensation
			3. To ratify the appointment of Deloitte & Touche LLP as the Company´s independent auditors	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Hill-Rom Holdings, Inc.	HRC 431475102	3/8/2013	1. Directors Recommend 2. To approve, by non-binding advisory vote, executive compensation. 3. Ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
EMC Corporation	EMC 268648102	5/01/2013	1. Election of Directors
2. To ratify the selection by the audit committee of Pricewaterhousecoopers LLP as independent auditors.
3. Advisory approval of our executive compensation, as described in EMC's proxy statement
4. Approval of the EMC corporation amended and restated 2003 stock plan.
5. Approval of EMC corporation amended and restated 1989 employee stock purchase plan.
6. Approval of amendments to EMC's articles of organization and bylaws to allow shareholders to act by written consent by less than unanimous approval.
			7. To act upon a shareholder proposal relating to political contributions.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For For For Against	For For For For For For For
Bristol-Myers Squibb Company	BMY 110122108	05/07/2013	1. Election of Directors 2. Ratification of the appointment of independent registered public accounting firm. 3. Advisory vote on the compensation of our named executive officers.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Kansas City Southern	KSU 485170302	5/02/2013	1. Election of Directors
2. Ratification of the audit committee´s selection of KPMG LLP as our independent registered public accounting firm for 2010.
3. Re-approval of the material terms of the performance measures under the Kansas City Southern 2008 stock option and so on.
4. Advisory (non-binding) vote approving the 2012 compensation of our named executive officers.
			5. Consider and act on a stockholder proposal to elect each director annually.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For For
RPC, INC	RES 749660106	04/23/2013	1. Election of Directors 2. To ratify the appointment of the Grant Thornton LLP as independent registered public accounting firm for the fiscal year 2011	Issuer Issuer	Yes Yes	For For	For For
Cott Corporation	COT 22163N106	4/30/2013	1. Election of Directors
2. Appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm.
3. Approval, on a non-binding advisory basis, of the compensation of Cott´s named executive officers.
			4. Approval of the amended and restated Cott Corporation equity incentive plan.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Intel Corp.	INTC 458140100	05/16/2013	1. Election of Directors
2. Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm
3. Advisory vote to approve executive compensation
4. Approval of amendment and extension of the 2006 equity incentive plan.
			5. Stockholder proposal titled "Executive to retain significant stock"	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For For
General Electric Company	GE 369604103	04/24/2013	A1-A17. Election of Directors
B1. Advisory approval of our named executives´ compensation.
B2 . Ratification of selection of independent registered public accounting firm
C1. Cessation of all stock options and bonuses.
C2. Director term limits
C3. Independent chairman
C4. Right to act by written consent
C5. Executives to retain significant stock
			C6. Multiple candidate elections	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For Against Against Against Against Against Against	For For For For For For For For For
Time Warner Inc.	TWX 887317303	05/23/2013	1. Election of Directors
2. Ratification of appointment of independent auditors
3. Advisory vote to approve named executive officer compensation.
			4. Approval of the Time Warner Inc. 2013 stock incentive plan.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
The Middleby Corporation	MIDD 596278101	5/14/2013	1. Election of Directors
2. Approval, by an advisory vote, of the 2012 compensation of the company´s named executive officers.
3. Amendment of the Company´s second amended and restated bylaws to implement majority voting for uncontested directorelections.
			4. Ratification of the selection of Ernst & Young LLP as the Company´s independent public accountants for current fiscal year.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Chemed Corporation	CHE 16359R103	5/20/2013	1. Election of Directors 2. Ratification of appointment of PricewaterhouseCoopers as the Company´s independent registered public accounting firm. 3. Advisory vote on executive compensation	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Time Warner Cable Inc.	TWC 88732J207	05/16/2013	1. Election of Directors
2. Ratification of auditors
3. Advisory vote to approve named executive officer compensation
4. Stockholder proposal on disclosure of lobbying activities.
			5. Stockholder proposal on accelerated vesting of equity awards in a change in control.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For Against Against	For For For For For
AXA Financial	AXA 54536107	04/30/2013	1. Approval of the Co´s financial statements for 2012 - parent only
2. Approval of the consolidated financial statements for 2012
3. Earnings appropriation and declaration of a dividend of 0.72 per share
4. Approval of regulated agreements pursuant to article L.225-38 of the French commercial code.
5. to 9. Appointment of several people as directors.
10. Setting of the annual amount of directors´ fees allocated to the members of the board of directors.
11. Authorization granted to the board of directors in order to purchase ordinary shares of the Company.
12. to 15., 17 to 18. 21 to 22. Delegation of power granted to the board of directors for the purpose of increasing the share capital
16. 19. Authorization granted to the board of directors to set, I the event of an issue of shares and so on.
20. Delectation of authority granted to the board of directors of the purpose of issuing securities.
23. Authorization granted to the board of directors to reduce the share capital
			24. Authorization to comply with all formal requirements in connection with this shareholders´ meeting.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	Abstain Abstain Abstain Abstain For Abstain For For For For For Abstain	Against Against Against Against For Against For For For For For Against
Flowserve Corporation	FLS 34354P105	5/23/2013	1. Election of Directors
2. Advisory vote on executive compensation
3. Approve an amendment to the restated certificate of incorporation to increase the number of authorized of common stock.
4. Ratification of appointment of PricewaterhouseCoopers as the Company´s independent registered public accounting firm.
			5. A shareholder proposal requesting the board of directors take action to permit shareholder action by written consent.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For For
Lincoln National Corp.	LNC 534187109	5/23/2013	1. Election of Directors
2. To ratify Ernst and Young LLP as the Company´s independent registered public accounting firm for 2013
			3. To approve an advisory resolution on the Company´s 2011 executive compensation.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Amgen Inc.	AMGN 31162100	05/22/2013	1. Election of Directors
2. To ratify the selection of Ernst & Young LLP as the company´s independent registered public accountants.
3. To approve the advisory on executive compensation.
			4. Approval of our proposed amended and restated 2009 equity incentive plan.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Teradyne, Inc.	TER 880770102	05/21/2013	1. Election of Directors
2. To approve, in a non-binding, advisory vote, the compensation of the company´s named executive officers.
3. To approve an amendment to the 2006 equity & cash compensation incentive plan.
4. To approve an amendment to the 1996 employee stock purchased plan.
			5. To ratify the selection of Pricewaterhousecoopers LLP as independent auditors	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For
The Medicines Company	MDCO 584688105	5/30/2013	1. Election of Directors
2. Approve the 2013 stock incentive plan.
3. Approve, in an advisors vote, the compensation of our named executive officers, as presented in the proxy statement.
			4. Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Petsmart, Inc	PETM 716768106	6/14/2013	1. Election of Directors.
2. To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm.
3. To approve our amended and restated executive short-term incentive plan.
			4. To approve, by non-binding advisory vote, executive compensation.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Superior Energy Services, Inc.	SPN 868157108	6/6/2013	1. Election of Directors.
2. An advisory vote on the compensation of our named executive officers.
3. The adoption of the 2013 stock incentive plan.
4. The adoption of the 2013 employee stock purchase plan.
5. The adoption of an amendment to our certificate of incorporation to remove the limitation on non-U.S. citizen stock ownership.
			6. Ratify the appointment of KPMG LLP as our independent registered public accounting firm.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For For For For
Neustar, Inc.	NSR 64126X201	6/18/2013	1. Election of Directors. 2. Ratification of Ernst & Young LLP as the company´s independent registered public accounting firm. 3. Approval of an advisory resolution on executive compensation.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Dollar Tree, Inc.	DLTR 256746108	6/20/2013	1. Election of Directors.
2. To approve, on advisory basis, the compensation of the company´s, named executive officers.
3. To Approve the Company´s 2013 director deferred compensation plan
4. To ratify the selection of KPMG as the company´s independent registered public accounting firm.
			5. Management proposal to increase authorized shares of common stock	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund, Inc.

By: /s/ Timothy E. Taggart
Timothy E. Taggart
President
Date: 07/03/2013